Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document and Entity Information
Entity Registrant Name	Evans Brewing Co Inc.
Entity Central Index Key	0001580490
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Entity Filer Category	Smaller Reporting Company